LONG-TERM DEBT - Principal Payments by Year for Long-Term Debt (Details) - Fair value - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
2024		$ 13,029,632
2025		22,368,209
2026		59,488,718
2027		0
2028		46,765,865
Thereafter		0
Total		141,652,424
Market-indexed notes | LMATT Series 2024, Inc.
Debt Instrument [Line Items]
2024		9,477,780
2025		0
2026		0
2027		0
2028		0
Thereafter		0
Total	$ 11,221,852	9,477,780	$ 8,067,291
Market-indexed notes | LMATT Series 2.2024, Inc.
Debt Instrument [Line Items]
2024		3,551,852
2025		0
2026		0
2027		0
2028		0
Thereafter		0
Total		3,551,852	2,354,013
Market-indexed notes | LMATT Growth & Income Series 1.2026, Inc.
Debt Instrument [Line Items]
2024		0
2025		0
2026		569,862
2027		0
2028		0
Thereafter		0
Total	631,377	569,862	400,000
Secured borrowing | LMA Income Series, LP
Debt Instrument [Line Items]
2024		0
2025		22,368,209
2026		0
2027		0
2028		0
Thereafter		0
Total	22,485,826	22,368,209	17,428,349
Secured borrowing | LMA Income Series II, LP
Debt Instrument [Line Items]
2024		0
2025		0
2026		32,380,852
2027		0
2028		0
Thereafter		0
Total	50,323,493	32,380,852	0
Unsecured borrowing | Fixed Rate Senior Unsecured Notes
Debt Instrument [Line Items]
2024		0
2025		0
2026		0
2027		0
2028		35,650,000
Thereafter		0
Total	60,650,000	35,650,000	0
Unsecured borrowing | SPV Investment Facility
Debt Instrument [Line Items]
2024		0
2025		0
2026		26,538,004
2027		0
2028		0
Thereafter		0
Total	27,341,832	26,538,004	0
Unsecured borrowing | Sponsor PIK Note
Debt Instrument [Line Items]
2024		0
2025		0
2026		0
2027		0
2028		11,115,865
Thereafter		0
Total	$ 11,452,687	$ 11,115,865	$ 0